Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 01, 2024	May 31, 2023	May 01, 2023	May 31, 2022	May 01, 2022	May 31, 2021	May 01, 2021	May 31, 2020	May 01, 2020	May 31, 2019	May 01, 2019	May 31, 2018	May 01, 2018	May 31, 2017	May 01, 2017	May 31, 2016	May 01, 2016	May 31, 2015	May 01, 2015	May 31, 2014	May 01, 2014
C000015134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value				$ 11,562		$ 11,593		$ 11,396		$ 11,128		$ 11,873		$ 11,180		$ 11,066		$ 10,552		$ 10,418		$ 10,447		$ 9,973
Average Annual Return, Percent	(0.81%)	0.04%	1.46%
C000015134 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value				11,915		11,946		11,743		11,467		12,235		11,521		11,404		10,874		10,736		10,765		10,277
Average Annual Return, Percent	2.27%	0.64%	1.77%
C000015135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value				12,160		12,191		11,948		11,656		12,407		11,659		11,520		10,963		10,805		10,815		10,295
Average Annual Return, Percent	2.47%	0.84%	1.98%
C000137678 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value				11,191		11,221		11,030		10,778		11,586		11,004		10,979		10,552		10,492		10,616		10,213
Average Annual Return, Percent	1.45%	(0.16%)	1.13%
C000015136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value				11,795		11,793		11,540		11,422		12,325		11,406		11,369		10,780		10,543		10,589		10,010
Average Annual Return, Percent	(1.35%)	(0.38%)	1.66%
C000015136 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value				12,312		12,311		12,046		11,923		12,865		11,906		11,868		11,253		11,006		11,053		10,449
Average Annual Return, Percent	2.99%	0.48%	2.10%
C000015138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value				12,568		12,564		12,258		12,119		13,051		12,042		11,980		11,335		11,072		11,097		10,468
Average Annual Return, Percent	3.29%	0.69%	2.31%
C000137679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value				11,544		11,543		11,295		11,187		12,169		11,342		11,407		10,894		10,751		10,875		10,367
Average Annual Return, Percent	2.16%	(0.32%)	1.45%
C000015139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,144	$ 11,144	$ 11,144		$ 10,953		$ 11,086		$ 12,095		$ 11,739		$ 11,234		$ 10,705		$ 10,601		$ 10,567		$ 9,962		$ 9,578
Average Annual Return, Percent	(2.56%)	(1.01%)	1.09%
C000015139 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,635	$ 11,635	$ 11,635		11,435		11,574		12,627		12,256		11,728		11,176		11,068		11,033		10,400		10,000
Average Annual Return, Percent	1.75%	(0.16%)	1.53%
C000015141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,878	$ 11,878	$ 11,878		11,651		11,767		12,807		12,405		11,847		11,260		11,132		11,079		10,427		10,000
Average Annual Return, Percent	1.95%	0.05%	1.74%
C000137680 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,908	$ 10,908	$ 10,908		10,721		10,851		11,928		11,672		11,268		10,815		10,801		10,857		10,317		10,000
Average Annual Return, Percent	0.93%	(0.95%)	0.87%
C000015145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,250	$ 11,250	$ 11,250		10,981		10,951		11,736		11,429		10,982		10,425		10,439		10,376		9,925		9,700
Average Annual Return, Percent	(0.64%)	(0.12%)	1.18%
C000015145 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,598	$ 11,598	$ 11,598		11,320		11,290		12,099		11,782		11,321		10,748		10,762		10,697		10,232		10,000
Average Annual Return, Percent	2.45%	0.48%	1.49%
C000015146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,835	$ 11,835	$ 11,835		11,531		11,478		12,271		11,927		11,441		10,843		10,828		10,744		10,250		10,000
Average Annual Return, Percent	2.64%	0.68%	1.70%
C000137681 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,873	$ 10,873	$ 10,873		10,613		10,584		11,440		11,229		10,874		10,406		10,507		10,529		10,150		10,000
Average Annual Return, Percent	1.52%	(0.32%)	0.84%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,551	$ 12,551	$ 12,551	12,551	12,200	12,581	12,177	12,292	12,950	12,000	12,369	12,899	11,908	12,010	11,227	11,750	11,088	11,101	10,915	10,943	10,326	10,881	10,000	10,347
Average Annual Return, Percent	2.88%	1.06%	2.30%
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Account Value	$ 12,303	$ 12,303	$ 12,303	12,303	12,063	12,394	11,938	12,187	12,686	11,765	12,232	12,654	11,729	11,865	11,023	11,571	10,981	10,907	10,796	10,830	10,243	10,800	10,000	10,284
Average Annual Return, Percent	1.99%	0.96%	2.09%
Lipper Other States Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.84%	0.31%	1.29%
S And P Municipal Bond Minnesota Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Minnesota Index
Account Value				$ 12,173		$ 12,235		$ 12,024		$ 11,790		$ 12,571		$ 11,795		$ 11,548		$ 10,928		$ 10,819		$ 10,775		$ 10,311
Average Annual Return, Percent	2.10%	0.82%	1.99%
Lipper Minnesota Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Minnesota Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.45%	0.25%	1.57%
S And P Municipal Bond Nebraska Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Nebraska Index
Account Value	$ 12,384	$ 12,384	$ 12,384		$ 12,093		$ 12,091		$ 12,908		$ 12,518		$ 11,900		$ 11,253		$ 11,123		$ 10,973		$ 10,358		$ 10,000
Average Annual Return, Percent	2.41%	0.80%	2.16%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.59%	0.29%	1.56%